Net Income per Common Share (EPS)	12 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Net Income per Common Share (EPS)

Note 23 – Net Income per Common Share (EPS)

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year Ended June 30, 2014
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)

Net income	$10,188

Basic earnings per share, income available to common stockholders	$10,188	65,796	$0.16

Effect of dilutive securities:
Stock options	—	40

Diluted earnings per share	$10,188	65,836	$0.16

	Year Ended June 30, 2013
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)

Net income	$6,506

Basic earnings per share, income available to common stockholders	$6,506	66,152	$0.10

Effect of dilutive securities:
Stock options	—	—

Diluted earnings per share	$6,506	66,152	$0.10

	Year Ended June 30, 2012
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(In Thousands, Except Per Share Data)

Net income	$5,078

Basic earnings per share, income available to common stockholders	$5,078	66,495	$0.08

Effect of dilutive securities:
Stock options	—	—

Diluted earnings per share	$5,078	66,495	$0.08

During the years ended June 30, 2014, 2013 and 2012, the average number of options which were anti-dilutive totaled approximately 1,910,000, 3,193,000 and 3,221,000, respectively.